GOODWILL - SUBSIDIARIES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Jun. 09, 2017	Sep. 02, 2016
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	$ 82,663	$ 91,941	$ 103,014
Hyperinflation		656
Impairment loss recognised in profit or loss, goodwill	$ 12,845	$ 1,961
R Brasil Solucoes S.A. [member]
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill					$ 15,214
Nova Interfile Holding [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill				$ 8,400